Accounting Changes (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Classification and Measurement of Financial Instrument

a) Classification and measurement of financial instrument

	IAS 39 as of December 31, 2017			IFRS 9 as of January 1, 2018
Balance	Measurement category	Portfolio	Book Value MCh$	Measurement category	Portfolio	Book Value MCh$
Trading investments	Fair value through profit or loss	Financial instruments classified as trading investments	415,061	Financial instruments at fair value through profit or loss	Financial instruments at fair value through profit or loss	423,855

Investments instruments	Fair value through profit or loss	Financial assets available for sale (including those that were valued at cost at December)	2,663,478	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through other comprehensive income	2,658,739

	Amortized cost	Financial assets classified as held to maturity	202,030	Amortized cost	Financial instruments at fair value through profit or loss	201,993

Loans and accounts receivable from customers	Amortized cost	Loans and accounts receivable from customers, net of allowances for loan losses according to IAS 39.	19,764,078	Amortized cost	Loans and accounts receivable from customers, net of allowances for loan losses according to IFRS 9.	19,642,032

Interbank loans	Amortized cost	Interbank loans, net of allowances for loan losses according to IAS 39.	70,077	Amortized cost	Interbank loans, net of allowances for loan losses according to IFRS 9.	70,077

Summary of Reconciliation the Consolidated Balance Sheets under IAS39 to IFRS9
b)

The following table shows in detail the reconciliation the consolidated balance sheet under IAS 39 as of December 31, 2017 to IFRS 9 as of January 1, 2018 distinguishing between the impacts due to classification and measurement and due to impairment once adopted IFRS9:

	IAS 39 Carrying amount	Reclassifications	Remeasurements	IFRS 9 Carrying amount
	As of December 31, 2017			As of January 1, 2018
	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	964,030	—	—	964,030
Cash items in process of collection	157,017	—	—	157,017
Financial instruments at fair value through profit or loss	—	421,331	2,524	423,855	(i	)
Financial instruments at fair value through other comprehensive income	—	2,657,208	1,531	2,658,739	(ii	)
Interbank loans at amortized cost	—	70,077	—	70,077	(iii	)
Loans and accounts receivable from customers at amortized cost	—	19,764,078	(122,046)	19,642,032	(iv	)
Financial instruments at amortized cost	—	202,030	(37)	201,993	(v	)
Investments under resale agreements	28,524	—	—	28,524
Financial derivative contracts	1,248,775	—	—	1,248,775
Interbank loans, net	70,077	(70,077)	—	—
Trading investments	415,061	(415,061)		—
Loans and accounts receivable from customers, net	19,764,078	(19,764,078)	—	—
Available for sale investments	2,663,478	(2,663,478)	—	—
Held to maturity investments	202,030	(202,030)	—	—
Intangible assets	1,562,654	—	—	1,562,654
Property, plant, and equipment	130,579	—	—	130,579
Current taxes	238,452	—	—	238,452
Deferred taxes	140,685	—	46,144	186,829	(vi	)
Other assets	429,025	—	—	429,025
Other non-current assets held for sale	18,308	—	—	18,308

TOTAL ASSETS	28,032,773	—	(71,884)	27,960,889

LIABILITIES				—
Deposits and other demand liabilities	4,141,667	—	—	4,141,667
Cash in process of being cleared	109,496	—	—	109,496
Obligations under repurchase agreements	420,920	—	—	420,920
Time deposits and other time liabilities	10,065,243	—	—	10,065,243
Financial derivative contracts	1,095,154	—	—	1,095,154
Interbank borrowings	2,196,130	—	—	2,196,130
Debt instruments issued	5,950,038	—	—	5,950,038
Other financial liabilities	17,066	—	—	17,066
Current taxes	624	—	—	624
Deferred taxes	26,354	—	(2,550)	23,804	(vii	)
Provisions	117,889	—	59,691	177,580	(viii	)
Other liabilities	463,435	—	—	463,435
Liabilities directly associated with non-current assets held for sale	—	—	—	—

TOTAL LIABILITIES	24,604,016	—	57,141	24,661,157

EQUITY
Attributable to equity holders of the Bank:
Capital	1,862,826	—	—	1,862,826
Reserves	1,290,131	—	—	1,290,131
Valuation accounts	(4,735)	—	997	(3,738)	(ix	)
Retained earnings:	63,255	—	(126,865)	(63,610)
Retained earnings from prior years	12,668	—	(59,044)	(46,376)	(x	)
Net income for the year	67,821	—	(67,821)	—
Less: Provision for mandatory dividends	(17,234)	—	—	(17,234)

Total equity attributable to equity holders of the Bank	3,211,477	—	(125,868)	3,085,609
Non-controlling interest	217,280	—	(3,157)	214,123	(xi	)

TOTAL EQUITY	3,428,757	—	(129,025)	3,299,732

TOTAL LIABILITIES AND EQUITY	28,032,773	—	(71,884)	27,960,889

(i) Includes reclassifications and remeasurements of instruments previously classified as trading investments and investments in equity instruments previously classified as Available for sale investments according to IAS 39.

(ii) Includes reclassifications and remeasurements of financial assets previously classified as Available for sale instruments according to IAS 39.

(iii) Includes reclassifications of financial instruments previously classified as interbank loans according to IAS 39 and remeasurement of the allowances for expected credit losses under the new model according to IFRS 9.

(iv) Includes reclassifications of financial instruments previously classified as loans and accounts receivable from customers according to IAS 39 and remeasurement of the allowances for expected credit losses under the new model according to IFRS 9.

(v) Includes reclassifications of financial instruments previously classified as held to maturity investments according to IAS 39 and remeasurement due to allowances for expected credit losses under the new model according to IFRS 9.

(vi) Recognition of deferred taxes according to IAS 12 due to IFRS 9 adoption.

(vii) Recognition of deferred taxes according to IAS 12 due to IFRS 9 adoption.

(viii) Includes the recognition of provision for expected credit losses related to contingent loans under the new model according to IFRS 9.

(ix) Includes remeasurement due to recognition of credit risk related to financial assets classified as FVTOCI.

(x) Includes all the effects due to IFRS 9 first application.

(xi) Includes the non-controlling portion of the effects arising from IFRS 9 first application.

Composition of Loan Portfolio Classified as Loans and Accounts Receivable at Amortized Cost

The composition of the loan portfolio classified as loans and accounts receivable at amortized cost as of January 1, 2018 is as follows:

	Individual				Group
	Stage 1	Stage 2	Stage 3	Subtotals	Stage 1	Stage 2	Stage 3	Subtotals	Total loans
	12-Month ECL	Lifetime ECL	Lifetime ECL		12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of December 31, 2017	—	432,862	73,894	506,756	16,235,974	2,892,547	747,328	19,875,849	20,382,605
Restatement of the prior year	—	—	—	—	—	—	—	—	—
Balances as of January 1, 2018	—	432,862	73,894	506,756	16,235,974	2,892,547	747,328	19,875,849	20,382,605